Note 8 – Notes payable – related party	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Note 8 – Notes payable – related party

Note 8 – Notes payable – related party

During the years ended December 31, 2024 and 2023, the Company received $2,800,000 and $1,366,000 from its revolving note agreement with FAVO Holdings and paid back $4,300,000 and $2,562,000, respectively. The balance due on this note as of December 31, 2024 and 2023, was $0 and $1,500,000, respectively.

During the year ended December 31, 2023, the Company issued $4,700,000 to FAVO Holdings LLC in senior secured notes associated with the FAVO Group acquisition. During the year December 31, 2024, the company paid $1,500,000 to FAVO Holding LLC. The balance due on this note as of December 31, 2024 and 2023, was $3,200,000 and $4,700,000, respectively.